Exchange Rate	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
Disclosure of foreign exchange rates explanatory [Text Block]
1.4 EXCHANGE RATE
As indicated previously, Ferrovial does business outside the eurozone through various subsidiaries. The exchange rates used to translate their financial statements for Group consolidation purposes are as follows:
For balance sheet items, the exchange rates used at December 31, 2024 and for the comparative period at December 31, 2023 are as follows:

Closing exchange rate	2024	2023	Change 24/23 (*)
Pound sterling	0.82667	0.86691	(4.64)%
US dollar	1.03490	1.10390	(6.25)%
Canadian dollar	1.48912	1.46061	1.95%
Australian dollar	1.67318	1.62057	3.25%
Polish zloty	4.27820	4.34300	(1.49)%
Chilean peso	1,031.520	967.780	6.59%
Indian rupee	89.20050	91.94270	(2.98)%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.
For items in the income statement and cash flow statement (cumulative average rates at December 2024, December 2023 and December 2022 for the comparative periods):

Average exchange rate	2024	2023	2022	Change 24/23 (*)	Change 23/22(*)
Pound sterling	0.84653	0.86961	0.85269	(2.65)%	1.98%
US dollar	1.08180	1.08147	1.05330	0.03%	2.67%
Canadian dollar	1.48193	1.45920	1.36984	1.56%	6.52%
Australian dollar	1.64031	1.62876	1.51685	0.71%	7.38%
Polish zloty	4.30523	4.54119	4.68474	(5.20)%	(3.06)%
Chilean peso	1,021.132	908.75223	917.53335	12.37%	(0.96)%
Indian rupee	90.53760	89.31345	82.72616	1.37%	7.96%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.
The impact recorded in equity attributable to the parent company for this reason is EUR 33 million in 2024 and EUR -83 million in 2023 (see Note 5.1.1 Changes in equity).
The exchange rate effects are also analyzed in the notes to the accounts, where relevant.